-------------------------------
  Annual Report July 31, 1998
-------------------------------

     O P P E N H E I M E R

         Money Market
          Fund, Inc.


           [GRAPHIC]


            [LOGO]
     OppenheimerFunds/(R)/
    THE RIGHT WAY TO INVEST

CONTENTS

 3 President's Letter

 4 An Interview
   with Your Fund's
   Manager
----------------------
 8 Financial
   Statements

19 Independent
   Auditors' Report
----------------------
20 Federal
   Income Tax
   Information

21 Officers and
   Directors

24 Information and
   Services


Report Highlights
--------------------------------------------------------------------------------

 . The U.S. economy has continued to grow at a healthy pace, while the Asian economic crisis shows no signs of improving. These two opposing forces have kept money market yields generally stable.


-----------------------------
CURRENT YIELD
-----------------------------
For the 7-Day Period
Ended 7/31/98

  With            Without
  Compounding/1/  Compounding
-----------------------------
  4.96%           4.85%
-----------------------------

In reviewing performance, please remember that past performance does not guarantee future results. Yields will fluctuate.
An investment in a money market fund is neither insured nor guaranteed by the U.S. government and there can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share. Total returns as of 7/31/98 do not reflect substantial changes that occurred as a result of market volatility in August and September 1998.
1. Compounded yields assume reinvestment of dividends.


2  Oppenheimer Money Market Fund, Inc.

[PHOTO]

Bridget A. Macaskill
President
Oppenheimer
Money Market Fund, Inc.

Dear shareholder,
--------------------------------------------------------------------------------

The performance of the financial markets over the past several months could be viewed as "A Tale of Two Markets." Until mid-July, the excitement surrounding the stock market's continued ascent to new record highs overshadowed the favorable economic environment that existed for bonds: low inflation and declining interest rates. However, since that time, stocks have declined sharply amid heightened volatility. Yet, the bond market remains poised to benefit from the same positive economic conditions that existed earlier in the year.

        Why have stocks faltered lately? The financial crises in Asia and Russia have negatively affected the earnings of some large U.S. corporations and have contributed to a slow-down in U.S. economic growth. Although slower economic growth has been negative for stocks, it should not adversely impact bonds. That's because slower economic growth generally means fewer inflationary pressures and less likelihood that interest rates will rise.

        What should you do during this period of relative uncertainty? If you have well-defined, long-term financial goals and an investment strategy designed to achieve them, we encourage you to stay the course. However, if you feel your financial plan is out-of-date or incomplete, now is the time to make improve-ments. The best way to cope with short-term volatility is to adhere to a long-term plan that contains proven strategies, such as diversification among various financial markets, geographic regions, investment styles and individual securities. A long-term plan will give you the focus and perspective you need to put short-term volatility in its proper context.

        As longstanding advocates of financial planning, we have been encouraged by our shareholders' rational responses to the latest market events. Many of you tell us that you have a long-term strategy in place, which includes diversifying your investment portfolio among a number of different asset classes in accordance with your tolerance for risk. At OppenheimerFunds, our portfolio management teams include seasoned professionals who have encountered extreme market volatility in the past, giving them the perspective required to address risks and take advantage of opportunities in turbulent markets. In our view, having a well-defined set of financial goals, a disciplined long-term strategy and the help of experienced investment professionals are all fundamental parts of The Right Way to Invest.


Sincerely,

/s/  Bridget A. Macaskill

Bridget A. Macaskill
August 21, 1998


3  Oppenheimer Money Market Fund, Inc.

"Remarkably,

seven years into

an economic

expansion,

U.S. inflation

is now trending

below 2%."



An interview with your Fund's manager
--------------------------------------------------------------------------------

How has the Fund performed over the past year?

In a period of excitement and volatility for stock markets here and abroad, Oppenheimer Money Market Fund continued to provide stable returns. Particularly over the last six months, yields in money market securities moved in a very narrow range, generally between 5.50% and 5.80%. As a result, the Federal Reserve Board (Fed), which raises and lowers short-term interest rates depending upon the outlook for inflation or recession, remained on the side-lines. That's because the economy continued to grow, but not fast enough to bring about inflation.

     For the fiscal year ended July 31, 1998, Oppenheimer Money Market Fund produced a compounded annual yield of 5.01%. Without compounding, the corresponding yield was 4.92%. The seven-day annual yields, with and without compounding, on July 31, 1998 were 4.96% and 4.85% respectively/1/. Over the past 12 months, the Fund maintained a stable share price of $1.00 per share, while providing a steady stream of monthly income./2/

What economic factors impacted the portfolio?

Two opposing forces kept the Fed from raising or lowering rates, thus keeping money market yields generally stable. On one hand, the U.S. economy continued to grow

1. Compounded yields assume reinvestment of dividends. Past performance is not indicative of future results.
2. It is important to remember that an investment in the Fund is neither insured nor guaranteed by the U.S. government, and there is no assurance that the Fund will maintain a stable $1.00 share price in the future.


4  Oppenheimer Money Market Fund, Inc.

at a strong pace, with the unemployment rate at just 4.5% and consumer confidence soaring. On the other hand, the Asian financial crisis shows no signs of easing, which has weakened global demand for goods and services. Since the United States is a major exporter to Asia, slackening demand and devalued currencies in the Far East have created a dampening effect on U.S. inflation. Remarkably, seven years into an economic expansion, U.S. inflation is now trending below 2%.


Given this scenario, how did you manage the portfolio?

Since credit quality is our first concern, we would generally not attempt to boost the portfolio's yield by purchasing lower quality securities. In our opinion, such an approach wouldn't be very fruitful in this strong economic environment, because the yields between lower quality and higher quality commercial papers are very narrow. In addition, given the financial crisis in Asia, we continue to avoid money market securities backed by Japanese banks.

     However, we believe there are still opportunities to add yield to the portfolio without taking material credit risk. For example, we recently purchased a security issued by a major insurance company that was offering a slightly higher yield than the market for commercial paper. The security also carried a "put" option, which gives us the right to sell the security back to the issuer at the price we originally paid, should interest rates rise. The put option is important, because without it, rising interest rates could decrease the security's potential return.


                    5  Oppenheimer Money Market Fund, Inc.

What is your outlook for the Fund?

During the rest of 1998 and beyond, we will continue to monitor global events so that we can work to position the portfolio accordingly. For instance, we expect that the effects of the Asian crisis will slow down the U.S. economy in the coming months, which will cause the Fed to lower short-term interest rates. In such an environment, we would generally work to lengthen the portfolio's matu-rity to lock in higher yields. However, if the Asian crisis diminishes and the U.S. economy remains strong, we would expect the Fed to raise short-term interest rates in order to keep inflation in check. In that event, we would generally keep the portfolio's average maturity short, allowing us to reinvest more quickly at higher yields. In either case, we will continue to invest conservatively, always keeping in mind your objectives of safety and liquidity, part of our commitment to keep OppenheimerFunds, The Right Way to Invest.


                    6  Oppenheimer Money Market Fund, Inc.

                     Financials
                     ------------------------------------




                    7  Oppenheimer Money Market Fund, Inc.

--------------------------------------------------------------------------------
Statement of Investments July 31, 1998
--------------------------------------------------------------------------------

                                                                        Face             Value
                                                                        Amount           See Note 1
====================================================================================================
Certificates of Deposit--4.3%
----------------------------------------------------------------------------------------------------
Deutsche Bank AG, 5.65%, 1/22/99                                        $10,000,000      $10,000,000
----------------------------------------------------------------------------------------------------
Lasalle National Bank, 5.61%, 9/11/98                                    10,000,000       10,000,000
----------------------------------------------------------------------------------------------------
Societe Generale:
5.54%, 8/17/98                                                            5,000,000        4,999,777
5.76%, 10/8/98                                                            7,000,000        6,999,033
5.77%, 10/7/98                                                           14,500,000       14,498,920
5.87%, 9/30/98                                                            5,000,000        5,000,151
                                                                                          ----------
Total Certificates of Deposit                                                             51,497,881

----------------------------------------------------------------------------------------------------
Direct Bank Obligations--2.6%
----------------------------------------------------------------------------------------------------
BankBoston, N.A., 5.63%, 11/9/98                                          5,000,000        5,000,000
----------------------------------------------------------------------------------------------------
National Westminster Bank of Canada:
5.45%, 9/15/98                                                            8,000,000        7,945,500
5.523%, 11/2/98                                                          10,000,000        9,857,322
----------------------------------------------------------------------------------------------------
Societe Generale, 5.58%, 8/3/98/(1)/                                      8,000,000        7,994,829
                                                                                          ----------
Total Direct Bank Obligations                                                             30,797,651

----------------------------------------------------------------------------------------------------
Letters of Credit--11.4%
----------------------------------------------------------------------------------------------------
Bank of America NT & SA, guaranteeing commercial paper of:
Formosa Plastics Corp., Series A, 5.52%, 9/17/98                         10,000,000        9,927,933
Minmetals Capital & Securities, Inc., 5.50%, 1/22/99                     10,000,000        9,733,442
----------------------------------------------------------------------------------------------------
Bank One Indiana, N.A., guaranteeing commercial paper of
Primex Funding Corp., 5.67%, 8/3/98/(1)(2)/                               4,750,000        4,750,000
----------------------------------------------------------------------------------------------------
Barclays Bank PLC, guaranteeing commercial paper of:
Banca Serfin SA, Institucion de Banca Multiple, Group
Financiero Serfin, 5.42%, 11/23/98                                        8,000,000        7,862,440
Banco Real SA, Grand Cayman Branch, Series A, 5.48%, 10/19/98             8,252,000        8,151,860
Nacionale Financiera, SNC, 5.525%, 11/19/98                               5,000,000        4,915,590
Petroleo Brasileiro, SA, Petrobras II, Series C, 5.47%, 10/29/98          9,000,000        8,878,292
----------------------------------------------------------------------------------------------------
Bayerische Vereinsbank AG, guaranteeing commercial paper of:
Banco de Galicia y Buenos Aires SA, 5.47%, 9/18/98                        5,000,000        4,963,533
Banco Mercantile Del Norte, SA, Series A, 5.33%, 10/27/98                 5,000,000        4,935,596
Banco Mercantile Del Norte, SA, Series B, 5.43%, 11/24/98                10,000,000        9,826,542
Unia Banco-Uniao de Bancos Brasilieros, SA, Series C, 5.50%,
11/23/98                                                                  5,000,000        4,912,917
----------------------------------------------------------------------------------------------------
Credit Suisse, guaranteeing commercial paper of:
Daewoo International (America) Corp., 5.50%, 10/23/98                     5,000,000        4,936,597
Daewoo International (America) Corp., 5.52%, 12/2/98                     12,000,000       11,774,227
Minmetals Capitals & Securities, Inc., 5.40%, 8/24/98                    21,200,000       21,125,940
----------------------------------------------------------------------------------------------------
Societe Generale, guaranteeing commercial paper of
PEMEX Capital, Inc., Series A:
5.51%, 11/24/98                                                          5,000,000         4,911,993
5.52%, 10/2/98                                                           5,000,000         4,952,467


                    8   Oppenheimer Money Market Fund, Inc.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         Face            Value
                                                                         Amount          See Note 1
====================================================================================================
Letters of Credit (continued)
Swiss Bank Corp., guaranteeing commercial paper of
PEMEX Capital, Inc., 5.52%, 9/18/98                                      $10,000,000     $ 9,926,400
                                                                                         -----------
Total Letters of Credit                                                                  136,485,769

----------------------------------------------------------------------------------------------------
Short-Term Notes--80.8%
----------------------------------------------------------------------------------------------------
Asset-Backed--15.2%
Asset Backed Capital Finance, Inc.:
5.47%, 10/22/98/(3)/                                                      5,700,000        5,628,981
5.49%, 10/1/98/(3)/                                                       9,600,000        9,510,696
5.50%, 1/15/99/(3)/                                                      16,500,000       16,075,959
5.54%, 11/16/98/(3)/                                                     10,000,000        9,835,339
5.73%, 8/24/98/(1)(2)/                                                    6,000,000        6,000,000
----------------------------------------------------------------------------------------------------
Beta Finance, Inc., 5.46%, 9/28/98/(3)/                                  10,000,000        9,912,033
----------------------------------------------------------------------------------------------------
Cooperative Assn. of Tractor Dealers, Series A, 5.50%, 8/7/98             7,800,000        7,792,850
----------------------------------------------------------------------------------------------------
CXC, Inc., 5.523%, 11/16/98/(3)/                                         10,000,000        9,835,844
----------------------------------------------------------------------------------------------------
Enterprise Funding Corp.:
5.47%, 10/19/98/(3)/                                                      5,000,000        4,939,982
5.49%, 12/14/98/(3)/                                                      5,000,000        4,897,062
5.52%, 10/15/98/(3)/                                                     13,000,000       12,850,500
----------------------------------------------------------------------------------------------------
Eureka Securitization, Inc., 5.60%, 8/7/98/(3)/                          10,000,000        9,990,667
----------------------------------------------------------------------------------------------------
Preferred Receivables Funding Corp., 5.49%, 2/1/99/(3)/                  10,535,000       10,239,388
----------------------------------------------------------------------------------------------------
RACERS, Series 1998-MM-3-5, 5.563%, 8/31/98/(1)(2)/                      10,000,000       10,000,000
----------------------------------------------------------------------------------------------------
Sigma Finance, Inc.:
5.395%, 8/18/98/(3)/                                                      5,000,000        4,987,262
5.44%, 9/10/98/(3)/                                                       5,000,000        4,969,778
5.45%, 9/23/98/(3)/                                                       5,000,000        4,959,882
5.52%, 11/9/98/(3)/                                                       9,000,000        8,862,000
5.52%, 1/26/99/(3)/                                                      14,000,000       13,617,893
----------------------------------------------------------------------------------------------------
SMM Trust, Series 1998 I, 5.656%, 8/29/98/(1)(2)/                         7,000,000        7,000,000
----------------------------------------------------------------------------------------------------
Ullswater Corp., 5.60%, 9/30/98/(3)/                                     10,147,000       10,052,295
                                                                                         -----------
                                                                                         181,958,411

----------------------------------------------------------------------------------------------------
Automotive--4.2%
BMW US Capital Corp.:
5.505%, 9/30/98                                                          11,000,000       10,899,075
5.70%, 8/3/98                                                            39,300,000       39,287,555
                                                                                         -----------
                                                                                          50,186,630

----------------------------------------------------------------------------------------------------
Bank Holding Companies--3.0%
Corestates Capital Corp., 5.47%, 9/30/98                                 10,000,000        9,908,833
----------------------------------------------------------------------------------------------------
First Chicago Financial Corp.:
5.40%, 8/12/98                                                           11,200,000       11,181,520
5.40%, 8/14/98                                                           15,000,000       14,970,750
                                                                                        ------------
                                                                                          36,061,103


                    9  Oppenheimer Money Market Fund, Inc.

-------------------------------------------------------------------------------
Statement of Investments (Continued)
-------------------------------------------------------------------------------

                                                                         Face            Value
                                                                         Amount          See Note 1
====================================================================================================
Beverages--4.8%
Coca-Cola Enterprises, Inc.:
5.45%, 9/4/98/(3)/                                                       $10,000,000     $ 9,948,528
5.47%, 9/1/98/(3)/                                                        10,000,000       9,952,897
5.47%, 10/26/98/(3)/                                                      10,000,000       9,869,328
5.48%, 10/28/98/(3)/                                                       5,000,000       4,933,022
5.50%, 12/21/98/(3)/                                                      10,000,000       9,783,056
5.50%, 12/23/98/(3)/                                                       7,000,000       6,846,000
5.53%, 9/29/98/(3)/                                                        6,000,000       5,945,622
                                                                                         -----------
                                                                                          57,278,453

----------------------------------------------------------------------------------------------------
Broker/Dealers--18.2%
Bear Stearns Cos., Inc.:
5.45%, 10/22/98                                                            4,000,000       3,950,344
5.46%, 8/14/98                                                            15,000,000      14,970,425
5.49%, 12/22/98                                                           10,000,000       9,781,925
5.673%, 10/9/98/(1)/                                                      10,000,000      10,000,000
----------------------------------------------------------------------------------------------------
Goldman Sachs Group, LP:
5.652%, 9/17/98/(1)/                                                       5,000,000       5,000,000
5.67%, 8/3/98/(1)/                                                         5,000,000       5,000,000
----------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.:
5.41%, 8/27/98                                                             5,000,000       4,980,374
5.46%, 9/18/98                                                             5,000,000       4,963,600
5.50%, 1/22/99                                                             5,000,000       4,867,083
5.666%, 8/20/98/(1)/                                                      13,000,000      13,000,000
----------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.:
5.38%, 8/12/98                                                             5,000,000       4,991,781
5.43%, 9/4/98                                                             10,000,000       9,948,717
5.43%, 10/14/98                                                            5,000,000       4,944,192
5.47%, 10/28/98                                                           10,000,000       9,866,289
5.49%, 11/6/98                                                             5,000,000       4,926,037
5.52%, 9/25/98                                                             5,000,000       4,957,833
5.68%, 9/22/98/(1)/                                                       10,000,000       9,999,861
----------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.:
5.38%, 8/17/98                                                            10,000,000       9,976,089
5.69%, 8/3/98/(1)/                                                        35,000,000      35,000,000
5.788%, 9/15/98/(1)/                                                       7,000,000       7,000,000
----------------------------------------------------------------------------------------------------
Republic New York Securities Corp., 5.94%, 8/3/98/(1)/                    12,000,000      12,000,000
----------------------------------------------------------------------------------------------------
Salomon Smith Barney Holdings, Inc.:
5.52%, 10/13/98                                                            5,000,000       4,944,033
5.717%, 10/20/98/(1)/                                                     12,000,000      12,000,000
5.739%, 9/1/98/(1)/                                                       10,000,000      10,000,000
                                                                                         -----------
                                                                                         217,068,583

----------------------------------------------------------------------------------------------------
Chemicals--0.7%
Monsanto Co., 5.50%, 10/8/98                                               9,000,000       8,906,500


                   10   Oppenheimer Money Market Fund, Inc.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                                                            Face            Value
                                                                            Amount          See Note 1
=======================================================================================================
Commercial Finance--4.4%
FINOVA Capital Corp.:
5.47%, 10/30/98                                                             $ 7,000,000     $ 6,904,275
5.48%, 9/11/98                                                               11,000,000      10,930,721
5.49%, 10/22/98                                                               8,000,000       7,898,502
5.52%, 8/7/98                                                                 5,000,000       4,995,400
5.55%, 11/9/98                                                                2,000,000       1,969,167
-------------------------------------------------------------------------------------------------------
Heller Financial, Inc.:
5.58%, 11/30/98                                                              15,000,000      14,718,675
5.70%, 10/16/98/(1)/                                                          5,000,000       4,999,896
                                                                                            -----------
                                                                                             52,416,636

-------------------------------------------------------------------------------------------------------
Consumer Finance--1.4%
Beneficial Corp., 5.505%, 9/23/98                                             7,000,000       6,943,268
-------------------------------------------------------------------------------------------------------
Island Finance Puerto Rico, Inc., 5.51%, 9/24/98                             10,000,000       9,917,350
                                                                                            -----------
                                                                                             16,860,618

-------------------------------------------------------------------------------------------------------
Diversified Financial--4.4%
Ford Motor Credit Co., 5.95%, 8/24/98/(1)/                                    5,000,000       5,007,963
-------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
5.50%, 2/19/99                                                               13,500,000      13,083,375
5.505%, 2/1/99                                                                5,000,000       4,859,317
-------------------------------------------------------------------------------------------------------
Household Finance Corp.:
5.556%, 8/31/98/(1)/                                                          5,000,000       4,997,733
5.637%, 9/9/98/(1)/                                                           5,000,000       5,000,000
-------------------------------------------------------------------------------------------------------
Prudential Funding Corp.:
5.49%, 12/9/98                                                               10,000,000       9,801,750
5.50%, 11/18/98                                                              10,000,000       9,833,472
                                                                                            -----------
                                                                                             52,583,610

-------------------------------------------------------------------------------------------------------
Industrial Services--1.7%
Atlas Copco AB:
5.54%, 10/16/98/(3)/                                                         10,000,000       9,883,044
5.56%, 8/4/98/(3)/                                                           10,000,000       9,995,367
                                                                                            -----------
                                                                                             19,878,411

-------------------------------------------------------------------------------------------------------
Insurance: Guaranteed Insurance Contracts--16.1%
AIG Life Insurance Co., 5.668%, 8/3/98/(1)(2)/                               20,000,000      20,000,000
-------------------------------------------------------------------------------------------------------
First Allmerica Financial Life Insurance Co., 5.67%, 8/3/98/(1)/             20,000,000      20,000,000
-------------------------------------------------------------------------------------------------------
General American Life Insurance Co., 5.85%, 8/3/98/(1)/                      45,000,000      45,000,000
-------------------------------------------------------------------------------------------------------
Jackson National Life Insurance Co.:
5.67%, 9/1/98/(1)/                                                           30,000,000      30,000,000
5.69%, 8/3/98/(1)/                                                            5,000,000       5,000,000
-------------------------------------------------------------------------------------------------------
Principal Mutual Life Insurance Co., 5.70%, 8/3/98/(1)(2)/                    5,000,000       5,000,000
-------------------------------------------------------------------------------------------------------
Protective Life Insurance Co., 5.698%, 8/3/98/(1)/                           15,000,000      15,000,000


                   11   Oppenheimer Money Market Fund, Inc.

-------------------------------------------------------------------------------
Statement Of Investments (Continued)
-------------------------------------------------------------------------------

                                                                                    Face            Value
                                                                                    Amount          See Note 1
================================================================================================================
Insurance: Guaranteed Insurance Contracts (Continued)
Security Benefit Life Insurance Co., 5.686%, 8/15/98/(1)/                           $35,000,000     $ 35,000,000
----------------------------------------------------------------------------------------------------------------
TransAmerica Life Insurance & Annuity Co., 5.668%, 8/3/98/(1)/                        7,000,000        7,000,000
----------------------------------------------------------------------------------------------------------------
Travelers Insurance Co., 5.668%, 8/3/98/(1)(2)/                                      10,000,000       10,000,000
                                                                                                    ------------
                                                                                                     192,000,000

----------------------------------------------------------------------------------------------------------------
Leasing & Factoring--3.1%
American Honda Finance Corp.:
5.515%, 12/2/98                                                                      10,000,000        9,811,571
5.658%, 10/9/98/(1)(3)/                                                              15,000,000       14,999,495
5.687%, 10/20/98/(1)(3)/                                                              7,000,000        7,000,000
----------------------------------------------------------------------------------------------------------------
Hertz Corp., 5.40%, 8/31/98                                                           5,000,000        4,977,500
                                                                                                      ----------
                                                                                                      36,788,566

----------------------------------------------------------------------------------------------------------------
Nondurable Household Goods--3.0%
Newell Co., 5.70%, 8/3/98/(3)/                                                       36,000,000       35,988,600
----------------------------------------------------------------------------------------------------------------
Oil-Integrated--0.6%
Fina Oil & Chemical Co., 5.52%, 8/14/98/(3)/                                          7,000,000        6,986,047
                                                                                                    ------------
Total Short-Term Notes                                                                               964,962,168

----------------------------------------------------------------------------------------------------------------
Total Investments, At Value                                                                99.1%   1,183,743,469
----------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                             0.9       11,000,510
                                                                                    ------------  --------------
Net Assets                                                                                100.0%  $1,194,743,979
                                                                                    ============  ==============

Short-term notes, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

1. Floating or variable rate obligation. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on July 31, 1998. This instrument may also have a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year. Maturity date shown represents effective maturity based on variable rate and, if applicable, demand feature.

2. Represents a restricted security which is considered illiquid, by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. Such securities amount to $62,750,000, or 5.25% of the Fund's net assets. The Fund may not invest more than 10% of its net assets (determined at the time of purchase) in illiquid securities.

3. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $293,296,567, or 24.55% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.


See accompanying Notes to Financial Statements.


                    12  Oppenheimer Money Market Fund, Inc.

------------------------------------------------------------------------------
Statement of Assets and Liabilities  July 31, 1998
------------------------------------------------------------------------------

==============================================================================
ASSETS
Investments, at value--see accompanying statement               $1,183,743,469
------------------------------------------------------------------------------
Cash                                                                 4,255,904
------------------------------------------------------------------------------
Receivables:
Shares of capital stock sold                                        12,897,752
Interest                                                             3,687,808
------------------------------------------------------------------------------
Other                                                                   88,024
                                                                --------------
Total assets                                                     1,204,672,957

==============================================================================
LIABILITIES
Payables and other liabilities:
Shares of capital stock redeemed                                     7,074,830
Dividends                                                            1,765,073
Transfer and shareholder servicing agent fees                          568,711
Shareholder reports                                                    246,506
Directors' fees--Note 1                                                198,416
Other                                                                   75,442
                                                                --------------
Total liabilities                                                    9,928,978

==============================================================================
NET ASSETS                                                      $1,194,743,979
                                                                ==============

==============================================================================
COMPOSITION OF NET ASSETS
Par value of shares of capital stock                             $ 119,489,080
------------------------------------------------------------------------------
Additional paid-in capital                                       1,075,251,943
------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions                 2,956

Net assets--applicable to 1,194,890,800 shares of               --------------
capital stock outstanding                                       $1,194,743,979
                                                                ==============

------------------------------------------------------------------------------
Net Asset Value, Redemption Price and Offering Price Per Share           $1.00


See accompanying Notes to Financial Statements.


                    13  Oppenheimer Money Market Fund, Inc.

---------------------------------------------------------------------------
Statement of Operations for the Year Ended July 31, 1998
---------------------------------------------------------------------------

===========================================================================
INVESTMENT INCOME
Interest                                                        $64,160,000
===========================================================================
Expenses
Management fees--Note 3                                           4,829,036
---------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 3             3,862,585
---------------------------------------------------------------------------
Shareholder reports                                                 642,642
---------------------------------------------------------------------------
Custodian fees and expenses                                         114,567
---------------------------------------------------------------------------
Directors' fees and expenses--Note 1                                 93,109
---------------------------------------------------------------------------
Registration and filing fees                                         80,565
---------------------------------------------------------------------------
Legal, auditing and other professional fees                          53,358
---------------------------------------------------------------------------
Insurance expenses                                                   14,343
---------------------------------------------------------------------------
Other                                                                35,572
                                                                -----------
Total expenses                                                    9,725,777

===========================================================================
NET INVESTMENT INCOME                                            54,434,223
===========================================================================
NET REALIZED GAIN ON INVESTMENTS                                      2,601
===========================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $54,436,824
                                                                ===========

See accompanying Notes to Financial Statements.



                    14  Oppenheimer Money Market Fund, Inc.

------------------------------------------------------------------------------
Statements of Changes in Net Assets
------------------------------------------------------------------------------

                                                                              Year Ended July 31,
                                                                             1998             1997
======================================================================================================
OPERATIONS
Net investment income                                                     $ 54,434,223    $ 47,826,078
------------------------------------------------------------------------------------------------------
Net realized gain                                                                2,601          16,805
                                                                        --------------  --------------
Net increase in net assets resulting from operations                        54,436,824      47,842,883
======================================================================================================
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS                                (54,434,223)    (47,826,078)
======================================================================================================
CAPITAL STOCK TRANSACTIONS
Net increase (decrease) in net assets resulting from
capital stock transactions--Note 2                                         180,801,221     (87,656,896)
======================================================================================================
NET ASSETS
Total increase (decrease)                                                  180,803,822     (87,640,091)
------------------------------------------------------------------------------------------------------
Beginning of period                                                      1,013,940,157   1,101,580,248
                                                                        --------------  --------------
End of period                                                           $1,194,743,979  $1,013,940,157
                                                                        ==============  ==============

See accompanying Notes to Financial Statements.



                    15  Oppenheimer Money Market Fund, Inc.

------------------------------------------------------------------------------
Financial Highlights
------------------------------------------------------------------------------

                                                        Year Ended July 31,                      Year Ended December 31,
                                                        1998           1997     1996/(1)/        1995      1994     1993
=========================================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period                    $1.00          $1.00    $1.00            $1.00     $1.00    $1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income and
net realized gain                                         .05            .05      .03              .05       .04      .03
Dividends and distributions to
shareholders                                             (.05)          (.05)    (.03)            (.05)     (.04)    (.03)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $1.00          $1.00    $1.00            $1.00     $1.00    $1.00
                                                        =====          =====    =====            =====     =====    =====

=========================================================================================================================
TOTAL RETURN/(2)/                                        5.03%          4.83%    2.80%            5.40%     3.76%    2.71%
=========================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $1,195         $1,014   $1,102             $818      $929     $611
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                       $1,114         $1,011   $  901             $855      $804     $653
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                    4.89%          4.73%    4.68%/(3)/       5.19%     3.79%    2.65%
Expenses                                                 0.87%          0.87%    0.84%/(3)/       0.90%     0.82%    0.87%

1. For the seven months ended July 31, 1996.The Fund changed its fiscal year end from December 31 to July 31.

2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.

3. Annualized.

See accompanying Notes to Financial Statements.


                   16   Oppenheimer Money Market Fund, Inc.

-------------------------------------------------------------------------------
Notes to Financial Statements
-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer Money Market Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.The Fund's investment objective is to seek the maximum current income that is consistent with stability of principal by investing in "money market" securities meeting specific credit quality standards.The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Investment Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.
--------------------------------------------------------------------------------
Directors' Fees and Expenses. The Fund has adopted a nonfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the year ended July 31, 1998, a provision of $49,467 was made for the Fund's projected benefit obligations and payments of $9,051 were made to retired directors, resulting in an accumulated liability of $198,416 at July 31, 1998.

     The Board of Directors had adopted a deferred compensation plan for independent Directors that enables Directors to elect to defer receipt of all or a portion of annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Director in shares of one or more Oppenheimer funds selected by the Director. The amount paid to the Director under the plan will be determined based upon the performance of the selected funds. Deferral of Directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net income per share.


                    17  Oppenheimer Money Market Fund, Inc.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. Significant Accounting Policies (Continued)

Distributions To Shareholders. The Fund intends to declare dividends from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly.To effect its policy of maintaining a net asset value of $1.00 per share, the Fund may withhold dividends or make distributions of net realized gains.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
--------------------------------------------------------------------------------
2. Capital Stock

The Fund has authorized 5 billion shares of $.10 par value capital stock.Transactions in shares of capital stock were as follows:

                                       Year Ended July 31, 1998                Year Ended July 31, 1997
                                       ------------------------                ------------------------
                                       Shares            Amount                Shares            Amount
------------------------------------------------------------------------------------------------------------
Sold                               3,091,391,757     $ 3,091,391,757       2,384,396,754     $ 2,384,396,754
Dividends and
distributions reinvested              51,650,982          51,650,982          45,124,419          45,124,419
Redeemed                          (2,962,241,518)     (2,962,241,518)     (2,517,178,069)     (2,517,178,069)
                                  --------------     ---------------      --------------      --------------
Net increase (decrease)              180,801,221       $ 180,801,221         (87,656,896)      $ (87,656,896)
                                  ==============     ===============      ==============      ==============

------------------------------------------------------------------------------------------------------------

3. Management Fees And Other Transactions With Affiliates

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.45% on the first $500 million of average annual net assets, 0.425% of the next $500 million, 0.40% of the next $500 million, and 0.375% of average annual net assets in excess of $1.5 billion.The Manager has agreed to reimburse the Fund if aggregate expenses (with specified exceptions) exceed the lesser of 1% of average annual net assets of the Fund or 25% of the total annual investment income of the Fund.

     OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.


                    18  Oppenheimer Money Market Fund, Inc.

-------------------------------------------------------------------------------
Independent Auditors' Report
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Board of Directors and Shareholders of
Oppenheimer Money Market Fund, Inc.:

We have audited the accompanying statements of investments and assets and liabilities of Oppenheimer Money Market Fund, Inc. as of July 31, 1998, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the two-year period then ended, the seven-month period ended July 31, 1996, and for each of the years in the three-year period ended December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1998, by correspondence with the custodian.An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Money Market Fund, Inc. as of July 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, the seven-month period ended July 31, 1996 and for each of the years in the three-year period ended December 31, 1995, in conformity with generally accepted accounting principles.



KPMG PEAT MARWICK LLP

Denver, Colorado
August 21, 1998


                    19  Oppenheimer Money Market Fund, Inc.

-------------------------------------------------------------------------------
Federal Income Tax Information (Unaudited)
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 1999, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 1998. Regulations of the U.S.Treasury Department require the Fund to report this information to the Internal Revenue Service.

     None of the dividends paid by the Fund during the fiscal year ended July 31, 1998, are eligible for the corporate dividend-received deduction.

     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.



                    20  Oppenheimer Money Market Fund, Inc.

-------------------------------------------------------------------------------
Oppenheimer Money Market Fund, Inc.
-------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
Officers And Directors          Leon Levy, Chairman of the Board of Directors
                                Donald W. Spiro,Vice Chairman of the Board of Directors
                                Bridget A. Macaskill, President
                                Robert G. Galli, Director
                                Benjamin Lipstein, Director
                                Elizabeth B. Moynihan, Director
                                Kenneth A. Randall, Director
                                Edward V. Regan, Director
                                Russell S. Reynolds, Jr., Director
                                Pauline Trigere, Director
                                Clayton K.Yeutter, Director
                                Carol E.Wolf,Vice President
                                Arthur J. Zimmer,Vice President
                                George C. Bowen,Treasurer
                                Robert J. Bishop, Assistant Treasurer
                                Scott T. Farrar, Assistant Treasurer
                                Andrew J. Donohue, Secretary
                                Robert G. Zack,Assistant Secretary
-----------------------------------------------------------------------------------------------------------
Investment Advisor              OppenheimerFunds, Inc.
-----------------------------------------------------------------------------------------------------------
Distributor                     OppenheimerFunds Distributor, Inc.
-----------------------------------------------------------------------------------------------------------
Transfer And Shareholder
Servicing Agent                 OppenheimerFunds Services
-----------------------------------------------------------------------------------------------------------
Custodian Of
Portfolio Securities            Citibank, N.A.
-----------------------------------------------------------------------------------------------------------
Independent Auditors            KPMG Peat Marwick LLP
-----------------------------------------------------------------------------------------------------------
Legal Counsel                   Gordon Altman Butowsky Weitzen Shalov & Wein

                                This is a copy of a report to shareholders of Oppenheimer Money Market Fund, Inc. This report must be preceded or accompanied by a Prospectus of Oppenheimer Money Market Fund, Inc. For material information concerning the Fund, see the Prospectus.
                                Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.



                    21  Oppenheimer Money Market Fund, Inc.

-------------------------------------------------------------------------------
OppenheimerFunds Family
-------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Real Asset Funds
------------------------------------------------------------------------------------------------------------------------------
Real Asset Fund                                   Gold & Special Minerals Fund
------------------------------------------------------------------------------------------------------------------------------
Global Stock Funds
------------------------------------------------------------------------------------------------------------------------------
Developing Markets Fund                           International Growth Fund                     Quest Global Value Fund
International Small                               Global Fund                                   Global Growth & Income Fund
  Company Fund
------------------------------------------------------------------------------------------------------------------------------
Stock Funds
------------------------------------------------------------------------------------------------------------------------------
Enterprise Fund                                   MidCap Fund                                   Growth Fund
Discovery Fund                                    Capital Appreciation Fund                     Disciplined Value Fund
Quest Small Cap Value Fund                        Quest Capital Value Fund                      Quest Value Fund
------------------------------------------------------------------------------------------------------------------------------
Stock & Bond Funds
------------------------------------------------------------------------------------------------------------------------------
Main Street Income &                              Total Return Fund                             Disciplined Allocation Fund
  Growth Fund                                     Quest Balanced                                Multiple Strategies Fund
Quest Opportunity                                   Value Fund/1/                               Convertible Securities Fund/2/
  Value Fund                                      Equity Income Fund
------------------------------------------------------------------------------------------------------------------------------
Taxable Bond Funds
------------------------------------------------------------------------------------------------------------------------------
International Bond Fund                           Champion Income Fund                          U.S. Government Trust
World Bond Fund                                   Strategic Income Fund                         Limited-Term Government Fund
High Yield Fund                                   Bond Fund
------------------------------------------------------------------------------------------------------------------------------
Municipal Bond Funds
------------------------------------------------------------------------------------------------------------------------------
California Municipal Fund/3/                      Pennsylvania Municipal Fund/3/                Rochester Division:
Florida Municipal Fund/3/                         Municipal Bond Fund                           Rochester Fund Municipals
New Jersey Municipal Fund/3/                      Insured Municipal Fund                        Limited Term New York
New York Municipal Fund/3/                        Intermediate Municipal Fund                   Municipal Fund
------------------------------------------------------------------------------------------------------------------------------
Money Market Funds/4/
------------------------------------------------------------------------------------------------------------------------------
Money Market Fund                                 Cash Reserves

1. On 5/18/98, the Fund's name was changed from "Quest Growth & Income Value Fund."
2. On 4/28/98, the Fund's name was changed from "Bond Fund for Growth."
3. Available only to investors in certain states.
4. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.
Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203. (C) Copyright 1998 OppenheimerFunds, Inc. All rights reserved.


                    22  Oppenheimer Money Market Fund, Inc.

Information and services
------------------------------------------------------------------------------

As an Oppenheimer fund shareholder, you have some special privileges.Whether it's automatic investment plans, informative newsletters and hotlines, or ready account access, you can benefit from services designed to make investing simple.

     And when you need help, our Customer Service Representatives are only a toll-free phone call away. They can provide information about your account and handle administrative requests.You can reach them at our General Information number.

     When you want to make a transaction, you can do it easily by calling our toll-free Telephone Transactions number or by visiting our website. And, by enrolling in AccountLink, a convenient service that "links" your Oppenheimer funds accounts and your bank checking or savings account, you can use the Telephone Transactions number or website to make investments.

     For added convenience, you can get automated information with OppenheimerFunds PhoneLink service, available 24 hours a day, 7 days a week. PhoneLink gives you access to a variety of fund, account, and market infor-mation. Of course, you can always speak to a Customer Service Representative during the General Information hours shown at the left.

     You can count on us whenever you need assistance. That's why the International Customer Service Association, an independent, nonprofit organization made up of over 3,200 customer service management professionals from around the country, honored the Oppenheimer funds' transfer agent, OppenheimerFunds Services, with their Award of Excellence in 1993.

     So call us today, or visit us at our website at www.oppenheimerfunds .com-- we're here to help.



Internet
24-hr access to account
information. Online
transactions now available

 www.oppenheimerfunds.com


General Information
Mon-Fri 8:30am-9pm ET
Sat 10am-4pm ET

 1-800-525-7048




Account Transactions
Mon-Fri 8:30am-8pm ET

 1-800-852-8457



PhoneLink
24-hr automated information
and automated transactions

 1-800-533-3310


Telecommunication Device
for the Deaf (TDD)
Mon-Fri 8:30am-2pm ET

 1-800-843-4461


Oppenheimerfunds
Information Hotline
24 hours a day, timely and
insightful messages on the
economy and issues that
affect your investments

 1-800-835-3104



                                                   [LOGO] OppenheimerFunds/(R)/
                                                              Distributor, Inc.


RA0200.001.0798  September 29, 1998